Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at at Jul. 31, 2009	$ (94,355)	$ 77,916	$ 1	$ 7,236	$ (101,592)
Balance at (in shares) at Jul. 31, 2009		67,778,389	7,170,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the employee stock plans	713			713
Issuance of common stock under the employee stock plans (in shares)			709,657
Vesting of early exercised common stock options	60			60
Issuance of common and convertible preferred stock in connection with acquisition	10,145	29,590		10,145
Issuance of common and convertible preferred stock in connection with acquisition (in shares)		12,734,005	1,602,544
Issuance of common stock warrants in connection with acquisition	2,130			2,130
Issuance of common stock options in connection with acquisition	1,632			1,632
Stock-based compensation	2,688			2,688
Net income and comprehensive income	6,988				6,988
Conversion of preferred stock to common stock upon initial public offering, common stock	0
Balance at at Jul. 31, 2010	(69,999)	107,506	1	24,604	(94,604)
Balance at (in shares) at Jul. 31, 2010		80,512,394	9,482,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the employee stock plans	1,020			1,020
Issuance of common stock under the employee stock plans (in shares)			1,556,100
Vesting of early exercised common stock options	52			52
Stock-based compensation	5,133			5,133
Excess tax benefit from employee stock plans	84			84
Net income and comprehensive income	(5,322)				(5,322)
Conversion of preferred stock to common stock upon initial public offering, common stock	0
Balance at at Jul. 31, 2011	(69,032)	107,506	1	30,893	(99,926)
Balance at (in shares) at Jul. 31, 2011		80,512,394	11,038,704
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the employee stock plans	1,912			1,912
Issuance of common stock under the employee stock plans (in shares)			628,667
Vesting of early exercised common stock options	221			221
Stock-based compensation	10,652			10,652
Excess tax benefit from employee stock plans	47			47
Net income and comprehensive income	(8,210)				(8,210)
Issuance of common stock upon initial public offering including issuances from exercises of warrants, net of offering costs	98,190			98,190
Issuance of common stock upon initial public offering including issuances from exercises of warrants, net of offering costs (in shares)			7,229,036
Conversion of preferred stock to common stock upon initial public offering, common stock	(107,506)	(107,506)
Conversion of preferred stock to common stock upon initial public offering, common stock (in shares)		(80,512,394)
Conversion of preferred stock to common stock upon initial public offering	107,506		4	107,502
Conversion of preferred stock to common stock upon initial public offering (in shares)			26,841,363
Conversion of preferred stock warrants to common stock warrants upon initial public offering	789			789
Balance at at Jul. 31, 2012	$ 142,075	$ 0	$ 5	$ 250,206	$ (108,136)
Balance at (in shares) at Jul. 31, 2012		0	45,737,770